SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2021
Subsequent Events
SUBSEQUENT EVENTS

NOTE 11. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements, other than those identified below.

As described above, on November 30, 2021, the Codere Business Combination was completed pursuant to the terms of the Business Combination Agreement, which among other things provided for the Merger. In connection with the consummation of the Codere Business Combination, “DD3 Acquisition Corp. II” was renamed “Codere Online U.S. Corp.” Also in connection with the consummation of the Codere Business Combination, the Company became a direct, wholly-owned subsidiary of Holdco.

On November 30, 2021, the Nasdaq Stock Market LLC filed a Form 25 (Notification of Removal from Listing) with the SEC relating to the delisting of our units, warrants and Class A common stock. As a result, the Company’s units, warrants and Class A common stock were delisted on the Nasdaq. On December 14, 2021, the Company filed a Form 15 certifying the deregistration of its units, warrants and Class A common stock under Section 12(g) of the Exchange Act and suspension of its duty to file reports under Sections 13 and 15(d) of the Exchange Act. The Company’s reporting obligations under Section 15(d) of the Exchange Act have been suspended.

On January 27, 2022, the Company filed amended 10-Q/A Quarterly Reports for the periods ending December 31, 2020, March 31, 2021 and June 30, 2021 to restate the financial statements to correct accounting errors related to the classification Private Placement Warrants and shares subject to possible redemption.